UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7138

Name of Fund:  MuniYield New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield New Jersey Insured Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
New Jersey - 143.6%   $  1,000   Delaware River and Bay Authority, New Jersey and Deleware, Revenue Bonds,
                                 5% due 1/01/2033 (e)                                                                 $     1,026

                         1,875   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                 Bridge Revenue Refunding Bonds, 5% due 7/01/2023                                           1,931

                         1,000   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                 Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                           1,022

                         2,500   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                 Series 396, 8.063% due 1/01/2019 (d)(i)                                                    2,828

                           540   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5% due
                                 10/01/2028 (c)                                                                               556

                         6,925   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B, 5.12% due 11/01/2023 (d)(k)                                                      3,092

                         2,605   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2022 (d)                                          2,940

                         3,300   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (d)                                          3,881

                         2,000   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource Recovery,
                                 Revenue Refunding Bonds (Waste Management Inc. Project), Series A, 6.85% due
                                 12/01/2029                                                                                 2,158

                         1,000   Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (e)                        1,165

                         8,250   Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                 Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (c)                             8,557

                         8,080   Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (c)(h)                 8,560

                         3,750   Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, 6.25%
                                 due 1/01/2014 (a)                                                                          4,184

                         3,000   Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (e)                         3,094

                           735   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Bonds, 5.20% due 12/01/2014 (a)                                                              772

                         2,305   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Bonds, 5.25% due 12/01/2015 (a)                                                            2,426

                         1,695   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Refunding Bonds, 5% due 12/01/2017 (a)                                                     1,769

                         1,520   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                 Refunding Bonds, 5% due 12/01/2018 (a)                                                     1,586



Portfolio Abbreviations


To simplify the listings of MuniYield New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds



MuniYield New Jersey Insured Fund, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                          Value
New Jersey            $  1,540   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
(concluded)                      Refunding Bonds, 5% due 12/01/2019 (a)                                               $     1,606

                         1,060   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                          1,107

                           785   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             831

                           225   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             233

                           465   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                             489

                         1,000   New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C,
                                 5.50% due 1/01/2028                                                                        1,007

                         1,700   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                 Series A, 5.50% due 1/01/2018                                                              1,724

                         3,325   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95% due
                                 7/01/2021 (e)(k)                                                                           1,669

                         3,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (e)      4,021

                         8,500   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (e)                                                                              8,961

                         1,765   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034 (e)      1,817

                         3,500   New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5% due
                                 3/01/2030 (d)                                                                              3,608

                         1,340   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25% due
                                 3/01/2023                                                                                  1,419

                         2,000   New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K,
                                 5.25% due 12/15/2016 (a)                                                                   2,171

                         6,500   New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K,
                                 5.25% due 12/15/2017 (c)                                                                   7,034

                         5,070   New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                 Inc. Project), Series A, 6.875% due 11/01/2034 (c)                                         5,107

                         2,100   New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                 Corporation), Series B, 5% due 7/01/2035 (f)                                               2,135

                         1,125   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
                                 Medical Center), 5.50% due 7/01/2033                                                       1,148

                         4,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                                 Jersey Hospital), 6% due 7/01/2026                                                         4,236

                           615   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 6.25% due 7/01/2017                                          678

                         1,315   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Atlantic City Medical Center), 5.75% due 7/01/2025                                        1,392

                         2,425   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Holy Name Hospital), 6% due 7/01/2025                                                     2,496

                         2,250   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (d)                         2,346

                         2,000   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5% due 9/01/2017 (e)                                                  2,054

                         1,540   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5.50% due 3/01/2021 (e)                                               1,731

                         1,000   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center), 5.50% due 3/01/2022 (e)                                               1,127

                         3,200   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              3,366

                         1,600   New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State
                                 University), Series A, 5% due 7/01/2021 (a)                                                1,686

                         1,315   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C, 5.125% due 7/01/2028 (e)                                                         1,371

                         1,185   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                 Series C, 5% due 7/01/2034 (e)                                                             1,221

                         3,185   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Montclair State University), Series L, 5% due 7/01/2034 (e)                               3,282

                           555   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                 University), Series C, 5% due 7/01/2031 (c)                                                  569

                         1,725   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (William Paterson University), Series E, 5% due 7/01/2021 (g)                              1,793

                         3,500   New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2015 (d)                         3,817

                         4,800   New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                 AMT, Series A, 5.30% due 6/01/2017 (a)                                                     4,819

                         4,425   New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                                 Bonds, Series A, 4.70% due 11/01/2025 (d)                                                  4,456

                         3,150   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                 AMT, Series CC, 5.80% due 10/01/2020 (e)                                                   3,259

                         2,780   New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT,
                                 Series A, 4.90% due 11/01/2035 (c)                                                         2,763

                         2,760   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.05% due 12/15/2035 (a)(k)                                                 670

                         2,330   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2015 (d)(h)                                                   2,502

                         3,240   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (d)                                                      3,398

                         4,250   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series A, 5.25% due 12/15/2020 (d)                                        4,670

                         3,600   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series B, 5.50% due 12/15/2021 (e)                                        4,060

                         3,005   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15% due
                                 1/01/2035 (a)(k)                                                                           2,013

                         1,835   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-1,
                                 4.50% due 1/01/2031 (a)                                                                    1,790

                         1,710   North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds, 5.125%
                                 due 8/01/2020 (e)                                                                          1,861

                         1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                                 6.125% due 6/01/2094                                                                       1,173

                         4,075   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                 Class R, Series 10, 7.702% due 1/15/2017 (d)(i)                                            4,227

                         3,180   Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                 Series 153, 6.499% due 9/15/2012 (c)(i)                                                    3,252

                         4,100   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                 Appreciation), Series A, 4.74% due 9/01/2026 (e)(k)                                        1,554

                         2,200   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due 1/01/2023     2,257

                         1,715   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                 Bonds, 7% due 6/01/2041                                                                    1,954

                         1,590   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                 (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)              1,634

                         1,670   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                 (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)              1,716

                           570   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2018 (a)                                                                           616

                         1,145   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2019 (a)                                                                         1,237

                         1,130   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2020 (a)                                                                         1,221

                           865   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2021 (a)                                                                           931


Puerto Rico - 10.5%      1,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (e)                                    1,552

                         1,380   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2040                                        1,383

                         2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2028 (b)                                                                              2,071

                           740   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP,
                                 5% due 7/01/2025 (c)                                                                         771

                         2,110   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 8.33% due 11/15/2030 (i)     2,473

                         5,250   Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211, 6.575%
                                 due 7/01/2021 (e)(i)                                                                       5,556

                                 Total Municipal Bonds (Cost - $195,134) - 154.1%                                         202,638


                        Shares
                          Held   Short-Term Securities
                           651   CMA New Jersey Municipal Money Fund (j)(l)                                                   651

                                 Total Short-Term Securities (Cost - $651) - 0.5%                                             651

                                 Total Investments (Cost - $195,785*) - 154.6%                                            203,289
                                 Other Assets Less Liabilities - 1.3%                                                       1,758
                                 Preferred Stock, at Redemption Value - (55.9%)                                          (73,543)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   131,504
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes were as follows:

    Aggregate cost                                  $       195,785
                                                    ===============
    Gross unrealized appreciation                   $         7,931
    Gross unrealized depreciation                             (427)
                                                    ---------------
    Net unrealized appreciation                     $         7,504
                                                    ===============

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Radian Insured.

(g) XL Capital Insured.

(h) Prerefunded.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA New Jersey Municipal
       Money Fund                                 136              $ 37


(k) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) Represents the current yield as of July 31, 2006.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield New Jersey Insured Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield New Jersey Insured Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield New Jersey Insured Fund, Inc.


Date:  September 20, 2006